11. Share Capital (Details)		12 Months Ended
		Jul. 31, 2019 CAD ($) $ / shares shares	Jul. 31, 2018 CAD ($) $ / shares shares	Jul. 31, 2017 shares
Share-based compensation | $	[1]	$ 7,329,800	$ 3,250,476
Convertible Preferred Shares, #1
Preferred Stock, Shares Issued		40,000,000
Preferred shares issuable reclassified | $		$ 2,000,000
Preferred shares converted to Common shares		29,100,000
Preferred shares reclassified to Common shares | $		$ 1,365,780
Convertible Preferred Shares, #2
Sale of Stock, Transaction Date			May 25, 2018
Preferred Units, Issued			40,000,000
Sale of Stock, Price Per Share | $ / shares			$ 0.05
Stock Issued | $			$ 2,000,000
Common Shares, #1
Stock Issued | $		$ 890,500
Stock Issued During Period, Shares, New Issues		17,810,000
Common Shares, #2
Sale of Stock, Transaction Date		Sep. 26, 2018
Stock Issued | $		$ 141,440
Sale of Stock, Description of Transaction		4,000,000 special finder’s warrants issued on May 25, 2018 with a carrying value of $141,440 were converted into an equivalent number of units in the capital of the Company
Common Shares, #3
Sale of Stock, Transaction Date		Aug. 31, 2018
Stock Issued | $		$ 695,500
Sale of Stock, Description of Transaction		2,690,000 special warrants and 1,220,000 special finders’ warrants issued on April 26, 2018 with a carrying value of $ 695,500 were converted into an equivalent number of units in the capital of the Company
Common Shares, #4
Sale of Stock, Transaction Date			Jun. 08, 2018
Stock Issued | $			$ 3,156,350
Sale of Stock, Description of Transaction			Company converted 59,370,000 special warrants and 3,757,000 special finders’ warrants issued on February 8, 2018 into an equivalent number of units in the capital of the Company
Common Shares, #5
Sale of Stock, Transaction Date			Jun. 12, 2018
Sale of Stock, Price Per Share | $ / shares			$ 0.33
Stock Issued | $			$ 31,137,159
Sale of Stock, Description of Transaction			Company issued 94,355,026 common shares
Cash commission | $			$ 2,067,500
Other legal and finder's fees | $			64,000
Common Shares, #5a
Stock Issued | $			5,182,365
Finder's warrants granted, fair value | $			$ 1,209,136
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used			Black Scholes Option Pricing Model
Share Price | $ / shares			$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares			$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			147.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.90%
Common Shares, #6
Stock Issued | $			$ 252,500
Sale of Stock, Description of Transaction			Company issued 5,050,000 common shares
Common Shares, #7
Sale of Stock, Transaction Date			Jul. 01, 2018
Stock Issued | $			$ 2,856,000
Sale of Stock, Description of Transaction			Company converted 57,120,000 special warrants and 5,292,000 special finders’ warrants issued on March 1, 2018 into an equivalent number of units in the capital of the Company
Stock Options, #1
Sale of Stock, Description of Transaction		August 16, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes Option Pricing Model
Share Price | $ / shares		$ 0.74
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 0.73
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		147.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.18%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares		$ 0.73
Stock Option term in years		5
Share-based compensation | $		$ 145,052
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		1,000,000
Stock Options, #2
Sale of Stock, Description of Transaction		September 24, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes Option Pricing Model
Share Price | $ / shares		$ 0.31
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 0.31
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		147.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.13%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares		$ 0.31
Stock Option term in years		2
Share-based compensation | $		$ 12,274
Stock Options, #3
Sale of Stock, Description of Transaction		December 12, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes Option Pricing Model
Share Price | $ / shares		$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		147.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		2.07%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		5,750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares		$ 0.15
Stock Option term in years		5
Share-based compensation | $		$ 151,349
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		5,030,000
Stock Options, #4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes Option Pricing Model
Share Price | $ / shares		$ 0.34
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 0.34
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		147.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.52%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		20,327,039
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares		$ 0.34
Stock Option term in years		5
Share-based compensation | $		$ 6,426,936
Stock Options, #5
Sale of Stock, Description of Transaction			June 22, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used			Black-Scholes Option Pricing Model
Share Price | $ / shares			$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares			$ 0.33
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			147.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.98%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			16,468,727
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares			$ 0.33
Stock Option term in years			5
Share-based compensation | $		$ 594,189	$ 3,250,476
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		8,980,000
Special Warrants, #1
Sale of Stock, Transaction Date		Feb. 08, 2018
Sale of Stock, Price Per Share | $ / shares		$ 0.05
Stock Issued | $		$ 2,968,500
Stock Issued During Period, Shares, New Issues		59,370,000
Sale of Stock, Description of Transaction		non-brokered private placement, of 59,370,000 special warrants
Special Warrants, #2
Sale of Stock, Transaction Date		Jun. 08, 2018
Stock Issued | $		$ 187,850
Stock Issued During Period, Shares, New Issues		3,757,000
Sale of Stock, Description of Transaction		Company converted the special warrants and special finders’ warrants into an equivalent number of units in the capital of the Company
Special Warrants, #3
Sale of Stock, Transaction Date		Mar. 01, 2018
Sale of Stock, Price Per Share | $ / shares		$ 0.05
Stock Issued | $		$ 2,856,000
Stock Issued During Period, Shares, New Issues		57,120,000
Sale of Stock, Description of Transaction		non-brokered private placement, of 57,120,000 special warrants
Special Warrants, #4
Sale of Stock, Transaction Date		Jul. 01, 2018
Stock Issued | $		$ 264,600
Stock Issued During Period, Shares, New Issues		5,292,000
Sale of Stock, Description of Transaction		Company converted the special warrants and special finders’ warrants into an equivalent number of units in the capital of the Company
Special Warrants, #5
Sale of Stock, Transaction Date		Apr. 30, 2018
Sale of Stock, Price Per Share | $ / shares		$ 0.05
Stock Issued | $		$ 634,500
Stock Issued During Period, Shares, New Issues		12,690,000
Sale of Stock, Description of Transaction		non-brokered private placement, of 12,690,000 special warrants
Special Warrants, #6
Sale of Stock, Transaction Date		Aug. 31, 2018
Stock Issued | $		$ 61,000
Stock Issued During Period, Shares, New Issues		1,220,000
Sale of Stock, Description of Transaction		Company converted the special warrants and special finders’ warrants into an equivalent number of units in the capital of the Company
special warrants and special finders' warrants outstanding			13,910,000
Reclassification of warrants to reserve			695,500
Special Warrants, #7
Sale of Stock, Transaction Date		May 25, 2018
Stock Issued | $		$ 141,440
Stock Issued During Period, Shares, New Issues		4,000,000
Sale of Stock, Description of Transaction		granted 4,000,000 special finders’ warrants as finder’s fees
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black Scholes Option Pricing Model
Share Price | $ / shares		$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 0.05
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		147.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.96%
Reclassification of warrants to reserve			141,440
Special finders' warrants outstanding			4,000,000
Special Warrants, #8
Sale of Stock, Transaction Date		Sep. 26, 2018
Sale of Stock, Description of Transaction		Company converted the special finders’ warrants into an equivalent number of units in the capital of the Company
Convertible preferred shares
Shares, Outstanding		50,900,000	40,000,000	0
Stock Issued During Period, Shares, New Issues		40,000,000	40,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0	0
Common Stock
Shares, Outstanding		292,607,662	227,787,662	2,843,636
Stock Issued During Period, Shares, New Issues		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		0	0

[1]	See Notes 10 and 11.